Debt (Tables)	9 Months Ended
Sep. 30, 2011
Debt [Abstract]
Debt
Total debt outstanding was comprised of the following:

	September 30, 2011	December 31, 2010
5.0% senior, unsecured notes due December 15, 2012, net of discount, including cumulative change in fair value of hedged debt: 2011 - $1,114 increase; 2010 - $4,879 increase	$85,897	$284,843
5.125% senior, unsecured notes due October 1, 2014, net of discount, including cumulative change in fair value of hedged debt: 2011 - $3,366 increase	256,695	263,279
7.375% senior notes due June 1, 2015	200,000	200,000
7.0% senior notes due March 15, 2019	200,000	-
Long-term portion of debt	742,592	748,122
Amounts drawn on credit facility	33,000	7,000
Total debt	$775,592	$755,122

Credit facility, amounts outstanding
Amounts outstanding under our credit facility were as follows:

	Nine Months Ended September 30, 2011	Year Ended December 31, 2010
Daily average amount outstanding	$22,670	$49,957
Weighted-average interest rate	3.02%	3.20%

Credit facility, amount available for borrowing
As of September 30, 2011, amounts were available for borrowing under our credit facility as follows:

Total available
Credit facility commitment	$200,000
Amounts drawn on credit facility	(33,000)
Outstanding letters of credit	(8,551)
Net available for borrowing as of September 30, 2011	$158,449